Fixed Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	$ 1,488,829
Reclassification from IFRIC 12	(162,359)
Balance, end of period	2,220,734	$ 1,488,829
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	1,530,457	965,122
Capitalization IFRS 16	4,053	5,166
Additions	743,430	490,029
Reclassification from IFRIC 12	162,359
Initial Consolidation	1,432	121,359
Translation differences	(145,807)	(51,219)
Balance, end of period	2,295,924	1,530,457
Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	41,628	27,189
Depreciation expenses	36,884	17,265
Translation differences	(3,322)	(2,826)
Balance, end of period	75,190	41,628
Solar systems [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	111,839
Balance, end of period	512,347	111,839
Solar systems [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	122,565	124,773
Capitalization IFRS 16	0	0
Additions	280,518	0
Reclassification from IFRIC 12	162,359
Initial Consolidation	1,432	0
Translation differences	(37,448)	(2,208)
Balance, end of period	529,426	122,565
Solar systems [Member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	10,726	6,920
Depreciation expenses	7,678	3,806
Translation differences	(1,325)
Balance, end of period	17,079	10,726
Wind farms [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	1,374,486
Balance, end of period	1,704,770	1,374,486
Wind farms [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	1,403,984	837,554
Capitalization IFRS 16	4,053	5,166
Additions	460,722	489,504
Reclassification from IFRIC 12	0
Initial Consolidation	0	120,845
Translation differences	(107,900)	(49,085)
Balance, end of period	1,760,859	1,403,984
Wind farms [Member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	29,498	19,559
Depreciation expenses	28,445	12,795
Translation differences	(1,854)	(2,856)
Balance, end of period	56,089	29,498
Others [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	2,504
Balance, end of period	3,617	2,504
Others [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	3,908	2,795
Capitalization IFRS 16	0	0
Additions	2,190	525
Reclassification from IFRIC 12	0
Initial Consolidation	0	514
Translation differences	(459)	74
Balance, end of period	5,639	3,908
Others [Member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	1,404	710
Depreciation expenses	761	664
Translation differences	(143)	30
Balance, end of period	$ 2,022	$ 1,404